Mobile Financial Services activities - Fair value of financial liabilities (Details) - Operating segments [member] - Orange Bank, operating segment [member] - Financial liabilities at amortised cost, category [member] - Debts [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (3,155)	€ (4,307)
Financial liabilities, fair value			€ (4,862)
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (3,155)	€ (4,307)
Financial liabilities, fair value			€ (4,862)